SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Deferred tax asset attributable to:
Tax effect of net operating losses carried forward	$ 277,994	$ 290,635		$ 127,579
Section 174 costs, net	49,891	66,522	[1]	125,323	[1]
Warranty liabilities	9,673	9,295		19,797
Inventory reserve	67,431	67,431		315,285
Tax credits	66,912	66,716		61,832
State tax	(19,562)	(18,793)		(18,863)
Lease Liability	13,312	27,784
Right of Use Asset	(12,266)	(25,543)
FIN 48	1,392
Deferred tax assets	454,777	484,047		630,953
Less: valuation allowance	(454,777)	(484,047)		(630,953)
Deferred tax assets, net

[1]	IRC Section 174 Research and Development (R&D) Expense Capitalization: